Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Supplemental Cash Flow [Line Items]
Restricted cash – current (note 16)	$ 4,766	$ 1,916	$ 3,071	$ 2,153
Restricted cash – long-term (note 17)	3,437	3,437	3,437	3,437
Cash and cash equivalents and restricted cash	176,110	40,782	96,790	60,507
Cash and cash equivalents	167,907	35,429	88,824	54,917
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	0	25,656
Cash and Cash Equivalents [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Cash and cash equivalents	0	0	1,121	0
Restricted Cash [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Restricted Cash and Cash Equivalents	$ 0	$ 0	$ 337	$ 0